OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ASSETS, NET [Abstract]
Schedule of Other Intangible Assets
	Above market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2013	$1,784	$98	$1,882
Additions	-	48	48

At December 31, 2013	1,784	146	1,930
Additions	-	(193)	(193)
Disposals	(334)	-	(334)

At December 31, 2014	1,450	(47)	1,403

Accumulated depreciation:

At January 1, 2013	474	16	490
Depreciation charge for the year	278	21	299

At December 31, 2013	752	37	789
Depreciation charge for the year	453	(114)	339
Disposals	(334)	-	(334)

At December 31, 2014	871	(77)	794

Other assets, net:

At December 31, 2014	$579	$30	$609

At December 31, 2013	$1,032	$109	$1,141

Schedule of Other Intangible Assets, Amortization Expenses
Year	Estimated amortization expenses

2015	$207
2016	207
2017	178
2018	17

$609